THE
PIERPONT
U.S. STOCK FUND
______________________________________________________________________________

                                                                  ANNUAL REPORT
                                                                   MAY 31, 1995

THE PIERPONT U.S. STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1995
_______________________________________________________________________________



ASSETS

Investment in The U.S. Stock Portfolio ("Portfolio"), at value            $100
Receivable for Expense Reimbursements (Note 2b)                          2,703
                                                                     _________

    Total Assets                                                         2,803
                                                                     _________

LIABILITIES

Accrued Expenses                                                         2,700
                                                                     _________

    Total Liabilities                                                    2,700
                                                                     _________

NET ASSETS

Applicable to 10 Shares of Beneficial Interest Outstanding
(unlimited shares authorized, par value $0.001)                           $103
                                                                     _________
                                                                     _________

Net Asset Value, Offering and Redemption Price Per Share                $10.30
                                                                     _________
                                                                     _________


ANALYSIS OF NET ASSETS

Paid-In Capital                                                           $100
Undistributed Net Investment Income                                          3
                                                                     _________

    Net Assets                                                            $103
                                                                     _________
                                                                     _________




                            See Accompanying Notes.

THE PIERPONT U.S. STOCK FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1995
_______________________________________________________________________________




INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1b)

Allocated Interest Income                                                   $4
Allocated Portfolio Expenses (Net of Reimbursements of $7)                  (1)
                                                                     __________

    Net Investment Income Allocated from Portfolio                           3

FUND EXPENSES

Amortization of Organization Expense (Note 4)              $25,944
Professional Fees                                            2,000
Miscellaneous                                                  700
                                                         __________
    Total Fund Expenses                                     28,644
Less:  Reimbursement of Expenses (Note 2b)                 (28,644)
                                                         __________

NET FUND EXPENSES                                                            0
                                                                     __________

NET INVESTMENT INCOME                                                       $3
                                                                     __________
                                                                     __________




                            See Accompanying Notes.

THE PIERPONT U.S. STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
______________________________________________________________________________



                                                                                                     FOR THE PERIOD
                                                                                                    OCTOBER 20, 1993
                                                                  FOR THE FISCAL                    (COMMENCEMENT OF
                                                                    YEAR ENDED                     OPERATIONS) THROUGH
                                                                   MAY 31, 1995                        MAY 31, 1994
                                                                  ______________                   ___________________


INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net Investment Income                                                      $3                                 $2

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net Investment Income                                                      (2)                                -
                                                                  ______________                   ___________________

Total Increase in Net Assets                                                1                                  2

NET ASSETS

Beginning of Period                                                       102                                100
                                                                  ______________                   ___________________

End of Period (including undistributed net investment income
    of $3 and $2, respectively)                                          $103                               $102

                                                                  ______________                   ___________________
                                                                  ______________                   ___________________

______________________________________________________________________________

FINANCIAL HIGHLIGHTS

Selected Data for a share outstanding throughout each period are as follows:


                                                                                                     FOR THE PERIOD
                                                                                                    OCTOBER 20, 1993
                                                                  FOR THE FISCAL                    (COMMENCEMENT OF
                                                                    YEAR ENDED                    OPERATIONS) THROUGH
                                                                   MAY 31, 1995                       MAY 31, 1994
                                                                  ______________                   ___________________


NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.20                           $10.00
                                                                  ______________                   ___________________

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                                                  0.30                             0.20
                                                                  ______________                   ___________________


LESS DISTRIBUTIONS TO SHAREHOLDERS FROM

Net Investment Income                                                 (0.20)                             -
                                                                  ______________                   ___________________

NET ASSET VALUE, END OF PERIOD                                       $10.30                           $10.20
                                                                  ______________                   ___________________
                                                                  ______________                   ___________________

Total Return                                                           2.94%                            2.00%(a)
                                                                  ______________                   ___________________
                                                                  ______________                   ___________________

RATIOS AND SUPPLEMENTAL DATA

Net Assets at end of Period                                            $103                             $102
Ratios to Average Net Assets
     Expenses                                                          0.98%                            0.00%(b)
     Net Investment Income                                             2.94%                            3.25%(b)
Decrease reflected in above Expense Ratio due to
  Expense Reimbursements                                               1.52%(c)                         2.50%(b),(c)


(a) Not Annualized.
(b) Annualized.
(c) After consideration of certain state limitations.




                            See Accompanying Notes.

THE PIERPONT U.S. STOCK FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1995
_______________________________________________________________________________

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
    The Pierpont U.S. Stock Fund (the "Fund") is a separate series of The Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on October 20, 1993. SEE NOTE 4 FOR TERMINATION OF OPERATIONS OF THE FUND.

    The Fund invests all of its investable assets in The U.S. Stock Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (0.1% at May 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of the significant accounting policies of the
    Fund:

    a) Valuation of securities by the Portfolio is discussed in note 1 of the Portfolio's notes to Financial Statements which are included elsewhere in this report.

    b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c) Substantially all the Fund's net investment income is declared as dividends and paid annually. Distributions of realized net capital gains, if any, are declared and paid annually.

    d) Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the fiscal year ended May 31, 1995, the Fund was not charged a fee by the Administrator.

THE PIERPONT U.S. STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1995
_______________________________________________________________________________

    b) The Trust, on behalf of the Fund, has a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty
        Trust Company of New York ("Morgan") under which Morgan receives a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Fund.
        The Services Agreement is also designed to provide an expense limit for certain expenses of the Fund. If total expenses of the Fund, excluding the shareholder servicing fee, the fund services fee and amortization of organization expenses, exceed the expense limit of 0.15% of the Fund's average daily net assets up to and including
        $100 million and 0.13% of any excess over $100 million, Morgan will reimburse the Fund for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreement. For the fiscal year ended May 31, 1995, Morgan agreed to reimburse the Fund
        $28,644 for expenses.

    c)  The Trust, on behalf of the Fund, has a Shareholder Servicing
        Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the fiscal year ended May 31, 1995, the Fund was not charged any Shareholder Servicing fees.

    d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. For the fiscal year ended May 31, 1995, no Group costs were allocated to the Fund.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, the JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. For the fiscal year ended May 31, 1995, no
        Trustees fees were allocated to the Fund.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. There were no transactions in shares of beneficial interest of the Fund for the fiscal year ended May 31, 1995, or for the period October 20, 1993, (commencement of operations) through May 31, 1994.

4.  TERMINATION OF FUND

The Trust terminated the public offering of the Fund's shares on January 2, 1995, and the remaining net assets of the Fund will be distributed to the sole remaining shareholder, SFG Investors II Limited Partnership. Morgan has agreed to reimburse the balance of unamortized organizational expenses at May 31, 1995 of $19,622 (included in reimbursement in Note 2.b above), whose amortization was accelerated due to the decision to terminate the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholder of
The Pierpont U.S. Stock Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Pierpont U.S. Stock Fund (one of the series constituting part of The Pierpont Funds, hereafter referred to as the "Fund") at May 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period October 20, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights' (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As more fully explained in Note 4, the Trustees have resolved and it is the intention of management to liquidate the Fund.

/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
New York, New York
July 28, 1995

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
ANNUAL REPORT MAY 31, 1995


(THE FOLLOWING PAGES SHOULD BE READ IN CONJUNCTION
WITH THE PIERPONT U.S. STOCK FUND
ANNUAL FINANCIAL STATEMENTS)

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
SCHEDULE OF INVESTMENTS
MAY 31, 1995

_______________________________________________________________________________


                                                        PRINCIPAL       VALUE
SHORT-TERM INVESTMENT (97.5%)                             AMOUNT      (NOTE 1a)
______________________________________________          _________     _________


U.S. GOVERNMENT TREASURY OBLIGATION (97.5%)

United States Treasury Bill
 5.485% due 06/29/95 (amortized cost $115,505)           $116,000      $115,505
                                                                      _________

TOTAL INVESTMENTS (97.5%)                                               115,505
OTHER ASSETS NET OF LIABILITIES (2.5%)                                    2,958
                                                                      _________

 NET ASSETS (100.0%)                                                   $118,463
                                                                      _________
                                                                      _________







                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1995
_______________________________________________________________________________




ASSETS

Investment at Value (Amortized Cost $115,505) (Note 1a)                $115,505
Cash                                                                        778
Receivable for Expense Reimbursement (Note 2c)                            5,604
                                                                      _________

    Total Assets                                                        121,887
                                                                      _________
LIABILITIES

Advisory Fee Payable (Note 2a)                                              372
Accrued Expenses                                                          3,052
                                                                      _________

    Total Liabilities                                                     3,424
                                                                      _________

NET ASSETS

Applicable to Investors' Beneficial Interests                          $118,463
                                                                      _________
                                                                      _________







                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1995
______________________________________________________________________________



INVESTMENT INCOME

Interest Income                                                                     $5,073

EXPENSES

Amortization of Organization Expenses (Note 4)            $4,402
Professional Fees                                          2,500
Advisory Fee (Note 2a)                                       208
Custodian Fees and Expenses                                   62
Miscellaneous                                                402
                                                      ___________

     Total Expenses                                        7,574
Less: Reimbursement of Expenses (Note 2c)                 (7,200)
                                                      ___________
     Net Expenses                                                                      374
                                                                               ___________

NET INVESTMENT INCOME                                                                4,699

NET REALIZED GAIN ON INVESTMENTS                                                         4
                                                                               ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $4,703
                                                                               ___________
                                                                               ___________






                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF CHANGES IN NET ASSETS

______________________________________________________________________________

                                                                                                   FOR THE PERIOD
                                                                                                    JULY 8, 1993
                                                                  FOR THE FISCAL                  (COMMENCEMENT OF
                                                                    YEAR ENDED                     OPERATIONS) TO
                                                                   MAY 31, 1995                     MAY 31, 1994
                                                                  ______________                 ___________________


INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net Investment Income                                                $4,699                             $2,487
Net Realized Gain (Loss) on Investments                                   4                                 (1)
                                                                  ______________                 ___________________

    Net Increase in Net Assets Resulting from Operations              4,703                              2,486
                                                                  ______________                 ___________________

TRANSACTION IN INVESTOR'S BENEFICIAL INTERESTS

Contributions                                                        16,770                                -
Withdrawals                                                          (3,515)                            (2,081)
                                                                  ______________                 ___________________

     Net Increase (Decrease) from Investors' Transactions            13,255                             (2,081)
                                                                  ______________                 ___________________

     Total Increase in Net Assets                                    17,958                                405

NET ASSETS

Beginning of Period                                                 100,505                            100,100
                                                                  ______________                 ___________________

End of Period                                                      $118,463                           $100,505
                                                                  ______________                 ___________________
                                                                  ______________                 ___________________



______________________________________________________________________________

SUPPLEMENTARY DATA
______________________________________________________________________________


                                                                                                   FOR THE PERIOD
                                                                                                    JULY 8, 1993
                                                                  FOR THE FISCAL                  (COMMENCEMENT OF
                                                                    YEAR ENDED                     OPERATIONS) TO
                                                                   MAY 31, 1995                     MAY 31, 1994
                                                                  ______________                 ___________________



Ratios to Average Net Assets

    Expenses                                                           0.36%                               0.36%*
    Net Investment Income                                              4.52%                               2.75%*
    Decrease reflected in above Expense
       Ratio due to Expense Reimbursements                             6.93%                              13.43%*
Portfolio Turnover                                                        0%                                  0%


*Annualized







                            See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1995
_______________________________________________________________________________

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The U.S. Stock Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. SEE NOTE 4 FOR TERMINATION OF OPERATIONS OF THE PORTFOLIO.

    The following is a summary of the significant accounting policies of the
    Portfolio:

    a) The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of the readily available closing bid and ask prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets. For the fiscal year ended May 31, 1995 such fees amounted to $208.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1995
_______________________________________________________________________________

    b) The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Portfolio. For the fiscal year ended May 31, 1995 no administration fees were allocated to the Portfolio.

    c) The Portfolio has a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan receives a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio. The Services Agreement is also designed to provide an expense limit for certain expenses of the Portfolio. If total expenses for the Portfolio, excluding the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs, exceed the expense limit of 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% on the next $200 million of average daily net assets, and 0.03% of net assets thereafter, Morgan will reimburse the Portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreement. For the fiscal year ended May 31, 1995, Morgan agreed to reimburse the Portfolio $2,798 for excess expenses. In addition to the expenses that Morgan assumes under Services
        Agreement, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio, at no more than 0.36% of the average daily net assets of the Portfolio through May 31, 1995. For the fiscal year ended May 31, 1995, Morgan has agreed to reimburse the Portfolio $4,402 for expenses which exceeded this limit.

    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. For the fiscal year ended May 31, 1995, no Group costs were allocated to the Portfolio.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios, and The Series Portfolio. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. For the fiscal year ended May 31, 1995, no Trustees fees were allocated to the Portfolio.

3.  INVESTMENT TRANSACTIONS

There were no investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1995.

4.  TERMINATION OF PORTFOLIO

The Trustees, at a meeting on October 12-13, 1994, approved a resolution to terminate the Portfolio as an investment company under the Investment Company Act of 1940. Morgan has agreed to reimburse the balance of unamortized organizational expenses at May 31, 1995 of $3,329 (included in reimbursement in Note 2.c above), whose amortization was accelerated due to the decision to terminate the Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Investors of
The U.S. Stock Portfolio (In Liquidation)


   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Stock Portfolio (In Liquidation) (the "Portfolio") at May 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and its supplementary data for the year then ended and for the period July 8, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As more fully explained in Note 4, the Trustees have resolved and it is the intention of management to liquidate the Portfolio.


/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
New York, New York
July 28, 1995